Leases	6 Months Ended
Jun. 30, 2025
Leases
Leases

4.  Leases

The Company mainly leases commercial space for its relaxation salon from external third parties, which are either operated by the Company or a franchisee and also enters into contracts with franchisees subleasing partial spaces of leased properties under the terms and conditions that are substantially the same as the head lease contracts. As of June 30, 2025 and 2024, the Company had 241 and 238 leased salons, respectively, of which 74 and 86 salons, respectively were subleased.

Operating Leases

Lessee

There are no lease transactions classified as finance leases for the six months ended June 30, 2025 and 2024.

The table below summarizes the components of operating lease costs related to operating leases:

	Thousands of Yen
	Six Months Ended June 30,
	2025	2024
Fixed lease cost (1)	¥429,733	¥455,243
Variable lease cost (1)	16,609	19,927
Short-term cost	17,928	11,598
Total	¥464,270	¥486,768
(1)	This includes amounts recoverable from sublessees for the six months ended June 30, 2025 and 2024, respectively. See sublease revenues below.

There are no sale-and leaseback transactions conducted in the six months ended June 30, 2025 and 2024.

Supplementary information on cash flow and other information for leasing activities for the six months ended June 30, 2025 and 2024 are as follows:

	Thousands of Yen
	Six Months Ended June 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥464,270	¥486,768
Right-of-use assets obtained in exchange for lease liabilities	335,425	271,225
Weighted average remaining lease term (in years)	3.2	3.5
Weighted average discount rate	2.38%	2.02%

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to June 30, 2025 are as follows:

Thousands of Yen
Year ending December 31:
2025 (remainder)	¥410,814
2026	735,972
2027	446,860
2028	230,895
2029	101,882
2030 and thereafter	93,920
Total	2,020,344
Less: Interest component	72,677
Present value of minimum lease payments	¥1,947,667

The amount of ¥795,728 thousand and ¥1,151,939 thousand of the discounted present value of minimum lease payment are included in current portion of lease liability and lease liability — net of current portion, respectively, in the condensed consolidated balance sheets.

Subleases

The Company leases space from commercial facility landlords which in turn it subleases to certain franchisees of its relaxation salons. Sublease revenues are as follows for the six months ended June 30, 2025 and 2024, and included in franchise revenues:

	Thousands of Yen
	Six Months Ended June 30,
	2025	2024
Fixed sublease income	¥136,417	¥152,367
Variable sublease income	2,250	7,037
Total	¥138,667	¥159,404

Expected future minimum lease collections to be received under non-cancellable subleases subsequent to June 30, 2025 are as follows:

Thousands of Yen
Year ending December 31:
2025 (remainder)	¥101,734
2026	157,790
2027	74,724
2028	28,965
2029	14,675
2030 and thereafter	12,985
Total	¥390,873

There are no lease transactions classified as sale-type leases and direct financing leases for the six months ended June 30, 2025 and 2024.